Selected Statement of Operations Data - Geographical Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 900,856	$ 806,402	$ 752,517
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	347,512	273,852	223,120
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	166,040	180,740	170,297
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	96,408	108,400	98,387
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	100,200	75,300	108,074
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,400	59,710	45,044
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	67,842	52,900	59,299
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 64,454	$ 55,500	$ 48,296